INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Net operating loss carryforwards and tax credits
Tax benefits related to NOLs	$ 2.1
Tax benefits of acquired attributes which were recorded as a reduction of goodwill	0.6
Tax credit carryforwards	14.9
Tax credit carryforwards that can be carried forward indefinitely	10.2
Tax credit carryforwards expiring within ten years	4.6
Federal
Net operating loss carryforwards and tax credits
Loss carryforwards	29.6
Capital loss carryforwards	8.9
State
Net operating loss carryforwards and tax credits
Loss carryforwards	92.1
Capital loss carryforwards	248.4
Tax credit carryforwards	1.4
State | Research
Net operating loss carryforwards and tax credits
Tax credit carryforwards	8.8
Foreign
Net operating loss carryforwards and tax credits
Loss carryforwards	46.5
Net operating losses carryforwards that can be carried forward indefinitely	40.0
Net operating losses carryforwards expiring within twenty years	6.5
Tax credit carryforwards	$ 4.6